UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F-NT

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 9/30/2001

CHECK HERE IF AMENDMENT:           ( ) AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Olson Mobeck & Associates, Inc.
ADDRESS: 35 Cold Spring Road
         Suite 111
         Rocky Hill, CT 06067

Form 13F File Number:  28-06454

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  Robert J. Mobeck
TITLE: Secretary, Treasurer
PHONE: (860) 563-2368


REPORT TYPE (CHECK ONLY ONE.):

( )        13F HOLDINGS REPORT

(X)        13F NOTICE

( )        13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





       /s/ Robert J. Mobeck
       Rocky Hill, Ct
       11/13/2001



List of other Managers Reporting for this Manager:

Form 13F file Number      Name:
028-05091                 People's Mutual Holdings